Statements of Operations (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Income Statement Related Disclosures [Abstract]
Selling	[1]	$ 17,910	$ 18,840	$ 38,249
General and administrative		6,127	5,611	11,250
Total selling, general and administrative expenses		24,037	24,451	49,499
Shipping and handling costs		$ 1,025	$ 980	$ 2,294

[1]	Including shipping and handling costs